Related Party Transactions - Additional Information (Details) - USD ($)		12 Months Ended
	Jul. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Related party transaction, purchases from related party	$ 5,100,000
Other Liability, Related Party, Type [Extensible Enumeration]		Related Party [Member]
Lease Expenses [Member]
Related Party Transaction [Line Items]
Payments to the related party		$ 0	$ 100,000
Amount due to the related party		0	0
Royalty Agreements [Member]
Related Party Transaction [Line Items]
Payments to the related party		500,000	1,000,000
Amount due to the related party		200,000	200,000
Legal Services [Member]
Related Party Transaction [Line Items]
Payments to the related party		1,300,000	2,300,000
Amount due to the related party		100,000	$ 100,000
Financial Advisory Services [Member]
Related Party Transaction [Line Items]
Payments to the related party		1,000,000
Amount due to the related party		$ 0